Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

John P. Falco

john.falco@troutman.com

September 29, 2023

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), accompanying this letter is Amendment No. 328 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed to register a new series of the Trust, the Polen Growth & Income Fund, solely under the Investment Company Act of 1940, as amended.

If you have any questions with respect to the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust John M. Ford, Esq. Joseph A. Goldman, Esq.